INCOME TAXES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
INCOME TAXES
Income tax benefit at U.S. Federal Income Tax rate	$ (284,000)	$ (39,000)
State income taxes, net of federal benefit	(78,000)	(11,000)
Change in valuation allowance	362,000	50,000
Net Income tax benefit	$ 0	$ 0